Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.7%)
	Freeport-McMoRan Inc.	12,150,728	606,564
	Air Products and Chemicals Inc.	1,879,965	559,741
	Newmont Corp. (XNYS)	9,745,562	520,900
	Nucor Corp.	2,010,392	302,242
	International Flavors & Fragrances Inc.	2,165,835	227,261
	LyondellBasell Industries NV Class A	2,202,927	211,261
	Avery Dennison Corp.	682,162	150,594
	International Paper Co.	2,941,757	143,705
	CF Industries Holdings Inc.	1,528,324	131,130
	Celanese Corp.	925,217	125,793
	Steel Dynamics Inc.	620,938	78,288
	Albemarle Corp.	498,494	47,213
	Westlake Corp.	163,007	24,498
			3,129,190
Consumer Discretionary (8.1%)
	Home Depot Inc.	8,401,663	3,404,354
	Walmart Inc.	37,423,684	3,021,962
	Lowe's Cos. Inc.	4,818,710	1,305,148
	Walt Disney Co.	7,668,497	737,633
	Target Corp.	3,911,888	609,707
	DR Horton Inc.	2,480,001	473,110
	NIKE Inc. Class B	5,085,613	449,568
	General Motors Co.	9,499,863	425,974
	Lennar Corp. Class A	2,103,870	394,433
	Ford Motor Co.	32,984,009	348,311
	Electronic Arts Inc.	2,231,395	320,071
	Delta Air Lines Inc.	5,466,309	277,634
	eBay Inc.	4,142,372	269,710
	PulteGroup Inc.	1,758,027	252,330
*	NVR Inc.	24,740	242,744
	Garmin Ltd.	1,302,606	229,298
	Omnicom Group Inc.	1,657,414	171,360
	Best Buy Co. Inc.	1,644,153	169,841
	Genuine Parts Co.	1,179,744	164,787
	Darden Restaurants Inc.	1,003,332	164,677
	Royal Caribbean Cruises Ltd.	927,208	164,450
*	United Airlines Holdings Inc.	2,784,912	158,907
	Dollar General Corp.	1,862,035	157,472
*	Warner Bros Discovery Inc.	18,683,729	154,141
	Southwest Airlines Co.	5,075,556	150,389
*	Carnival Corp.	8,081,866	149,353
	Tractor Supply Co.	456,667	132,858
*	Dollar Tree Inc.	1,729,914	121,647
	News Corp. Class A	4,171,963	111,099
	Estee Lauder Cos. Inc. Class A	937,713	93,481
*	Carvana Co.	497,974	86,702
	Fox Corp. Class A	1,891,727	80,077
	Pool Corp.	154,037	58,041
	Fox Corp. Class B	1,010,049	39,190
*	MGM Resorts International	965,299	37,733
	Lennar Corp. Class B	15,602	2,698
	News Corp. Class B	46,152	1,290
			15,132,180
Consumer Staples (9.3%)
	Procter & Gamble Co.	19,878,374	3,442,934
	Coca-Cola Co.	32,815,746	2,358,139
	PepsiCo Inc.	11,619,304	1,975,863
	Philip Morris International Inc.	13,150,159	1,596,429
	Mondelez International Inc. Class A	11,296,836	832,238

Vanguard® Value Index Fund
		Shares	Market Value ($000)
	Altria Group Inc.	14,430,202	736,517
	CVS Health Corp.	10,638,523	668,950
	McKesson Corp.	1,096,542	542,152
	Kimberly-Clark Corp.	2,846,585	405,012
	Kenvue Inc.	16,182,223	374,295
	Colgate-Palmolive Co.	3,451,525	358,303
	Constellation Brands Inc. Class A	1,385,481	357,025
	General Mills Inc.	4,702,675	347,293
	Keurig Dr Pepper Inc.	9,165,705	343,531
	Corteva Inc.	5,809,994	341,569
	Cencora Inc.	1,494,275	336,331
	Sysco Corp.	4,151,975	324,103
	Kroger Co.	4,486,665	257,086
	Archer-Daniels-Midland Co.	4,050,322	241,966
	Kraft Heinz Co.	6,656,575	233,712
	Kellanova	2,330,874	188,125
	McCormick & Co. Inc.	2,135,001	175,711
	Clorox Co.	1,049,298	170,941
	Tyson Foods Inc. Class A	2,421,232	144,209
	Conagra Brands Inc.	4,055,553	131,887
	Brown-Forman Corp. Class B	2,458,468	120,957
	Hormel Foods Corp.	2,558,199	81,095
	Campbell Soup Co.	1,643,874	80,418
	Walgreens Boots Alliance Inc.	2,928,527	26,240
	Brown-Forman Corp. Class A	358,569	17,240
			17,210,271
Energy (6.6%)
	Exxon Mobil Corp.	37,585,989	4,405,830
	Chevron Corp.	14,700,298	2,164,913
	ConocoPhillips	9,826,809	1,034,566
	EOG Resources Inc.	4,808,907	591,159
	Williams Cos. Inc.	10,304,900	470,419
	Phillips 66	3,538,471	465,132
	Marathon Petroleum Corp.	2,829,387	460,935
	ONEOK Inc.	4,937,720	449,974
	Kinder Morgan Inc.	15,937,738	352,065
	Valero Energy Corp.	2,571,331	347,207
	Cheniere Energy Inc.	1,820,361	327,374
	Occidental Petroleum Corp.	5,414,343	279,055
	Schlumberger NV	5,991,180	251,330
	Devon Energy Corp.	5,304,783	207,523
	Baker Hughes Co.	4,207,605	152,105
	Marathon Oil Corp.	4,738,891	126,197
	Halliburton Co.	3,365,642	97,772
	Coterra Energy Inc.	2,975,660	71,267
			12,254,823
Financials (20.1%)
*	Berkshire Hathaway Inc. Class B	12,780,969	5,882,569
	JPMorgan Chase & Co.	24,067,619	5,074,898
	Bank of America Corp.	59,072,634	2,344,002
	Wells Fargo & Co.	28,790,825	1,626,394
	Goldman Sachs Group Inc.	2,599,630	1,287,103
	Progressive Corp.	4,953,671	1,257,044
*	Berkshire Hathaway Inc. Class A	1,768	1,222,006
	BlackRock Inc.	1,190,066	1,129,980
	Morgan Stanley	10,281,557	1,071,749
	Citigroup Inc.	15,002,402	939,150
	Chubb Ltd.	3,245,093	935,852
	Marsh & McLennan Cos. Inc.	4,159,379	927,916
	Charles Schwab Corp.	12,785,872	828,652
	Intercontinental Exchange Inc.	4,855,975	780,064
	KKR & Co. Inc.	5,628,613	734,984
	CME Group Inc.	3,045,579	672,007
	PNC Financial Services Group Inc.	3,360,803	621,244
	US Bancorp	13,193,258	603,328
	Aflac Inc.	4,734,523	529,320
	Arthur J Gallagher & Co.	1,852,543	521,250
	Truist Financial Corp.	11,317,482	484,049
	Travelers Cos. Inc.	1,926,715	451,082

Vanguard® Value Index Fund
		Shares	Market Value ($000)
	Bank of New York Mellon Corp.	6,237,826	448,250
	Allstate Corp.	2,231,700	423,242
	MetLife Inc.	5,030,589	414,923
	American International Group Inc.	5,440,707	398,423
	Ameriprise Financial Inc.	829,748	389,824
	Prudential Financial Inc.	3,016,138	365,254
*	Arch Capital Group Ltd.	3,025,866	338,534
	Aon plc Class A (XNYS)	874,024	302,404
	Discover Financial Services	2,126,733	298,359
	Hartford Financial Services Group Inc.	2,474,036	290,971
	Nasdaq Inc.	3,901,886	284,877
	Willis Towers Watson plc	860,221	253,361
	M&T Bank Corp.	1,414,390	251,931
	Fifth Third Bancorp	5,712,402	244,719
	State Street Corp.	2,403,013	212,595
	T Rowe Price Group Inc.	1,885,616	205,400
	Raymond James Financial Inc.	1,570,163	192,282
	Cboe Global Markets Inc.	886,374	181,591
	Huntington Bancshares Inc.	12,307,288	180,917
	Regions Financial Corp.	7,753,949	180,900
	Cincinnati Financial Corp.	1,323,480	180,152
	Principal Financial Group Inc.	1,961,722	168,512
*	Markel Group Inc.	104,152	163,371
	Citizens Financial Group Inc.	3,608,205	148,189
	Northern Trust Corp.	1,622,689	146,091
	Everest Group Ltd.	366,565	143,631
	W R Berkley Corp.	2,417,884	137,167
	Fidelity National Financial Inc.	2,201,569	136,629
	KeyCorp.	7,863,949	131,721
	Loews Corp.	1,580,426	124,933
	Interactive Brokers Group Inc. Class A	438,082	61,051
	Corebridge Financial Inc.	2,003,317	58,417
	Franklin Resources Inc.	1,330,057	26,801
*	Rocket Cos. Inc. Class A	1,133,042	21,743
			37,431,808
Health Care (17.2%)
	UnitedHealth Group Inc.	7,811,205	4,567,055
	Johnson & Johnson	20,363,220	3,300,063
	AbbVie Inc.	14,941,569	2,950,661
	Merck & Co. Inc.	21,441,842	2,434,936
	Thermo Fisher Scientific Inc.	3,231,594	1,998,967
	Abbott Laboratories	14,716,717	1,677,853
	Danaher Corp.	5,498,569	1,528,712
	Amgen Inc.	4,545,021	1,464,451
	Pfizer Inc.	47,928,797	1,387,059
	Elevance Health Inc.	1,961,440	1,019,949
	Medtronic plc	10,845,782	976,446
*	Regeneron Pharmaceuticals Inc.	917,045	964,034
	Bristol-Myers Squibb Co.	17,146,113	887,140
	Gilead Sciences Inc.	10,530,018	882,837
	Cigna Group	2,364,588	819,188
	HCA Healthcare Inc.	1,527,824	620,954
	Becton Dickinson & Co.	2,444,048	589,260
	Agilent Technologies Inc.	2,464,245	365,891
*	IQVIA Holdings Inc.	1,463,010	346,690
	GE HealthCare Technologies Inc.	3,664,915	343,952
*	Centene Corp.	4,443,575	334,512
	Humana Inc.	1,016,970	322,115
*	Biogen Inc.	1,233,898	239,179
	Cardinal Health Inc.	2,066,394	228,378
	Zimmer Biomet Holdings Inc.	1,725,100	186,225
*	Molina Healthcare Inc.	496,444	171,055
	Baxter International Inc.	4,322,369	164,120
*	Hologic Inc.	1,967,462	160,269
	Labcorp Holdings Inc.	711,302	158,962
	Quest Diagnostics Inc.	942,637	146,344
*	Avantor Inc.	5,471,213	141,540
	Revvity Inc.	1,044,719	133,463
	Viatris Inc.	10,117,475	117,464

Vanguard® Value Index Fund
		Shares	Market Value ($000)
	STERIS plc	417,735	101,317
	Royalty Pharma plc Class A	3,227,360	91,302
*	Align Technology Inc.	300,408	76,400
			31,898,743
Industrials (15.8%)
	Caterpillar Inc.	4,101,758	1,604,280
	RTX Corp.	11,252,924	1,363,404
	Union Pacific Corp.	5,153,890	1,270,331
	Lockheed Martin Corp.	2,016,530	1,178,783
	American Express Co.	4,208,904	1,141,455
	Honeywell International Inc.	5,494,707	1,135,811
	Eaton Corp. plc	3,366,869	1,115,915
	Accenture plc Class A	2,648,983	936,362
	Deere & Co.	2,214,452	924,157
	United Parcel Service Inc. Class B (XNYS)	6,194,781	844,596
	General Electric Co.	4,355,854	821,427
	Trane Technologies plc	1,909,027	742,096
	Parker-Hannifin Corp.	1,087,736	687,253
*	PayPal Holdings Inc.	8,644,495	674,530
	Northrop Grumman Corp.	1,236,994	653,219
	3M Co.	4,645,669	635,063
	Illinois Tool Works Inc.	2,385,410	625,144
	General Dynamics Corp.	1,975,393	596,964
	Carrier Global Corp.	7,253,094	583,802
	CSX Corp.	16,394,194	566,091
	Emerson Electric Co.	4,841,813	529,549
	FedEx Corp.	1,863,982	510,135
	Norfolk Southern Corp.	1,911,736	475,066
	Capital One Financial Corp.	3,064,722	458,881
	United Rentals Inc.	559,094	452,715
	PACCAR Inc.	4,431,063	437,257
*	Fiserv Inc.	2,430,797	436,693
	Johnson Controls International plc	5,483,463	425,572
	Fidelity National Information Services Inc.	4,608,051	385,924
	L3Harris Technologies Inc.	1,603,045	381,316
	Cummins Inc.	1,158,020	374,955
	Otis Worldwide Corp.	3,383,679	351,700
	Ferguson Enterprises Inc.	1,701,046	337,777
	AMETEK Inc.	1,955,899	335,847
	Ingersoll Rand Inc. (XYNS)	3,408,249	334,554
	Dow Inc.	5,939,465	324,473
	DuPont de Nemours Inc.	3,172,040	282,660
	Xylem Inc.	2,057,496	277,824
	Westinghouse Air Brake Technologies Corp.	1,483,908	269,730
	PPG Industries Inc.	1,968,985	260,812
	Rockwell Automation Inc.	960,933	257,972
*	Keysight Technologies Inc.	1,478,608	234,995
	Fortive Corp.	2,967,689	234,240
	Dover Corp.	1,164,566	223,294
	Global Payments Inc.	2,154,005	220,613
*	Corpay Inc.	558,387	174,641
	Ball Corp.	2,571,604	174,638
*	Teledyne Technologies Inc.	396,332	173,459
	TransUnion	1,645,223	172,255
	Synchrony Financial	3,347,726	166,985
	Packaging Corp. of America	760,880	163,894
*	Zebra Technologies Corp. Class A	436,936	161,806
	Expeditors International of Washington Inc.	1,195,589	157,100
	Masco Corp.	1,848,946	155,200
	Stanley Black & Decker Inc.	1,304,945	143,714
	Textron Inc.	1,587,520	140,622
	Martin Marietta Materials Inc.	258,760	139,278
	Jacobs Solutions Inc.	1,052,571	137,782
	Snap-on Inc.	446,316	129,302
*	Trimble Inc.	2,068,320	128,422
	Veralto Corp.	994,553	111,251
	Hubbell Inc.	227,303	97,365
*	Amentum Holdings Inc.	514,953	16,607
			29,459,558

Vanguard® Value Index Fund
		Shares	Market Value ($000)
Real Estate (3.3%)
	Prologis Inc.	7,830,081	988,783
	Public Storage	1,337,670	486,738
	Digital Realty Trust Inc.	2,767,707	447,898
	Simon Property Group Inc.	2,618,198	442,528
	Crown Castle Inc.	3,673,140	435,745
	Extra Space Storage Inc.	1,794,979	323,437
*	CBRE Group Inc. Class A	2,587,986	322,152
	Iron Mountain Inc.	2,484,749	295,263
	VICI Properties Inc.	8,808,362	293,406
	AvalonBay Communities Inc.	1,200,692	270,456
	Realty Income Corp.	3,687,877	233,885
	Equity Residential	3,051,214	227,193
	Ventas Inc.	3,499,624	224,431
	Weyerhaeuser Co.	6,161,273	208,621
	Alexandria Real Estate Equities Inc.	1,481,878	175,973
	Invitation Homes Inc.	4,930,245	173,840
	Essex Property Trust Inc.	544,049	160,723
	Mid-America Apartment Communities Inc.	989,955	157,304
	WP Carey Inc.	1,853,209	115,455
	Healthpeak Properties Inc.	2,962,605	67,755
	UDR Inc.	1,396,412	63,313
			6,114,899
Technology (8.5%)
	Broadcom Inc.	19,687,321	3,396,063
	Oracle Corp.	13,986,845	2,383,358
	International Business Machines Corp.	7,791,784	1,722,608
	QUALCOMM Inc.	9,421,828	1,602,182
	Micron Technology Inc.	9,377,968	972,589
	Analog Devices Inc.	4,198,453	966,358
	Intel Corp.	32,548,566	763,589
	TE Connectivity plc	2,567,629	387,686
	Microchip Technology Inc.	4,532,554	363,919
	Cognizant Technology Solutions Corp. Class A	4,186,311	323,099
	HP Inc.	8,288,466	297,307
	Corning Inc.	6,523,644	294,543
	Dell Technologies Inc. Class C	2,355,871	279,265
*	ON Semiconductor Corp.	3,627,607	263,401
	CDW Corp.	1,131,577	256,076
	Hewlett Packard Enterprise Co.	11,008,584	225,236
	NetApp Inc.	1,734,602	214,241
*	Western Digital Corp.	2,909,210	198,670
*	Zoom Video Communications Inc. Class A	1,998,374	139,367
	Skyworks Solutions Inc.	1,352,987	133,634
	SS&C Technologies Holdings Inc.	1,767,132	131,139
*	Akamai Technologies Inc.	1,283,640	129,583
	Gen Digital Inc. (XNGS)	4,432,122	121,573
	Seagate Technology Holdings plc	891,175	97,610
*	GoDaddy Inc. Class A	596,726	93,555
	Leidos Holdings Inc.	570,610	93,009
			15,849,660
Telecommunications (3.4%)
	Cisco Systems Inc.	30,666,708	1,632,082
	Verizon Communications Inc.	32,043,780	1,439,086
	Comcast Corp. Class A	32,669,249	1,364,595
	AT&T Inc.	60,642,714	1,334,140
	Motorola Solutions Inc.	706,590	317,704
*	Charter Communications Inc. Class A	785,946	254,709
			6,342,316
Utilities (5.8%)
	NextEra Energy Inc.	16,381,256	1,384,708
	Southern Co.	9,259,387	835,012
	Duke Energy Corp.	6,521,846	751,969
	Waste Management Inc.	3,394,493	704,697
	Constellation Energy Corp.	2,665,285	693,027
	American Electric Power Co. Inc.	4,497,935	461,488
	Sempra	5,349,858	447,409
	Dominion Energy Inc.	7,090,426	409,756
	Public Service Enterprise Group Inc.	4,209,383	375,519

Vanguard® Value Index Fund
		Shares	Market Value ($000)
	PG&E Corp.	17,677,788	349,490
	Republic Services Inc.	1,724,433	346,335
	Vistra Corp.	2,910,295	344,986
	Exelon Corp.	8,444,796	342,436
	Xcel Energy Inc.	4,708,088	307,438
	Consolidated Edison Inc.	2,932,265	305,337
	Edison International	3,241,369	282,291
	WEC Energy Group Inc.	2,677,712	257,542
	American Water Works Co. Inc.	1,650,263	241,334
	Entergy Corp.	1,811,269	238,381
	Eversource Energy	3,027,399	206,014
	FirstEnergy Corp.	4,633,339	205,489
	Ameren Corp.	2,257,821	197,469
	PPL Corp.	5,937,161	196,401
	DTE Energy Co.	1,490,307	191,370
	CMS Energy Corp.	2,530,048	178,697
	CenterPoint Energy Inc.	5,502,051	161,870
	Alliant Energy Corp.	2,173,713	131,923
	NiSource Inc.	1,901,382	65,883
	Evergy Inc.	925,037	57,362
	Avangrid Inc.	656,846	23,509
			10,695,142
Total Common Stocks (Cost $130,457,042)			185,518,590
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1,2]	Vanguard Market Liquidity Fund, 5.014% (Cost $198,797)	1,988,239	198,824
Total Investments (99.9%) (Cost $130,655,839)			185,717,414
Other Assets and Liabilities—Net (0.1%)			184,240
Net Assets (100%)			185,901,654
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $1,089,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	623	181,114	795

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/26	BANA	20,345	(5.581)	—	(15)
Goldman Sachs Group Inc.	8/29/25	BANA	22,775	(5.825)	32	—
Goldman Sachs Group Inc.	8/29/25	BANA	12,378	(5.798)	—	(49)
Johnson Controls International plc	8/29/25	BANA	12,650	(5.125)	13	—
Kroger Co.	1/31/25	GSI	56,190	(4.934)	991	—
NextEra Energy Inc.	1/31/25	GSI	84,640	(4.934)	—	(289)
					1,036	(353)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

Vanguard® Value Index Fund
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $698,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	185,518,590	—	—	185,518,590
Temporary Cash Investments	198,824	—	—	198,824
Total	185,717,414	—	—	185,717,414
Derivative Financial Instruments
Assets
Futures Contracts[1]	795	—	—	795
Swap Contracts	—	1,036	—	1,036
Total	795	1,036	—	1,831
Liabilities
Swap Contracts	—	(353)	—	(353)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.